August 23, 2021

Ryan Sutcliffe, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Exchange-Traded Funds, Inc.

 consisting of the following series:

  T. Rowe Price QM U.S. Bond ETF

  T. Rowe Price Total Return ETF

  T. Rowe Price Ultra Short-Term Bond ETF

 File Nos.: 811-23494/333-235450

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on August 20, 2021.

The Funds’ prospectuses and SAI went effective automatically on August 23, 2021.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Seba Kurian at 410-577-4847.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman